Revenue - Summary of revenues by recognition (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of revenue
Telecommunication services	₺ 204,447,131	₺ 184,116,915	₺ 166,527,161
Equipment revenues	19,271,558	17,969,527	21,533,855
Revenue from financial operation	12,456,548	10,232,322	7,849,131
Other	5,295,584	5,841,266	6,518,806
Total revenue	241,470,821	218,160,030	202,428,953
Goods or services transferred at point in time
Disclosure of revenue
Telecommunication services	1,644,902	1,170,168	2,757,711
Equipment revenues	18,377,378	17,139,350	20,563,741
Revenue from financial operation	6,934,421	4,705,800	3,493,154
Other	374,654	480,346	278,826
Total revenue	27,331,355	23,495,664	27,093,432
Goods or services transferred over time
Disclosure of revenue
Telecommunication services	202,802,229	182,946,747	163,769,450
Equipment revenues	894,180	830,177	970,114
Revenue from financial operation	5,522,127	5,526,522	4,355,977
Other	4,920,930	5,360,920	6,239,980
Total revenue	214,139,466	194,664,366	175,335,521
Turkcell Turkiye
Disclosure of revenue
Total revenue	219,173,055	198,427,208	185,032,051
Techfin
Disclosure of revenue
Total revenue	12,455,052	10,232,321	7,849,132
Other
Disclosure of revenue
Total revenue	9,842,714	9,500,501	9,547,770
Operating segments | Turkcell Turkiye
Disclosure of revenue
Telecommunication services	199,161,698	179,628,578	162,586,486
Equipment revenues	18,934,975	17,715,566	21,230,404
Other	2,222,803	2,398,253	2,440,762
Total revenue	220,319,476	199,742,397	186,257,652
Operating segments | Turkcell Turkiye | Goods or services transferred at point in time
Disclosure of revenue
Telecommunication services	1,635,865	1,162,258	2,752,270
Equipment revenues	18,040,795	16,885,389	20,260,290
Other	370,774	436,886	220,110
Total revenue	20,047,434	18,484,533	23,232,670
Operating segments | Turkcell Turkiye | Goods or services transferred over time
Disclosure of revenue
Telecommunication services	197,525,833	178,466,320	159,834,216
Equipment revenues	894,180	830,177	970,114
Other	1,852,029	1,961,367	2,220,652
Total revenue	200,272,042	181,257,864	163,024,982
Operating segments | Techfin
Disclosure of revenue
Revenue from financial operation	13,688,815	11,300,922	8,633,914
Total revenue	13,688,815	11,300,922	8,633,914
Operating segments | Techfin | Goods or services transferred at point in time
Disclosure of revenue
Revenue from financial operation	8,129,149	5,689,927	4,203,924
Total revenue	8,129,149	5,689,927	4,203,924
Operating segments | Techfin | Goods or services transferred over time
Disclosure of revenue
Revenue from financial operation	5,559,666	5,610,995	4,429,990
Total revenue	5,559,666	5,610,995	4,429,990
Operating segments | Other
Disclosure of revenue
Telecommunication services	5,501,850	4,768,363	4,320,270
Equipment revenues	349,285	268,468	346,012
Other	8,288,528	5,937,727	6,737,927
Total revenue	14,139,663	10,974,558	11,404,209
Operating segments | Other | Goods or services transferred at point in time
Disclosure of revenue
Telecommunication services	9,037	7,910	5,441
Equipment revenues	349,285	268,468	346,012
Other	5,895	48,541	58,716
Total revenue	364,217	324,919	410,169
Operating segments | Other | Goods or services transferred over time
Disclosure of revenue
Telecommunication services	5,492,813	4,760,453	4,314,829
Other	8,282,633	5,889,186	6,679,211
Total revenue	13,775,446	10,649,639	10,994,040
Intersegment eliminations
Disclosure of revenue
Telecommunication services	(216,417)	(280,026)	(379,595)
Equipment revenues	(12,702)	(14,507)	(42,561)
Revenue from financial operation	(1,232,267)	(1,068,600)	(784,783)
Other	(5,215,747)	(2,494,714)	(2,659,883)
Total revenue	(6,677,133)	(3,857,847)	(3,866,822)
Intersegment eliminations | Goods or services transferred at point in time
Disclosure of revenue
Equipment revenues	(12,702)	(14,507)	(42,561)
Revenue from financial operation	(1,194,728)	(984,127)	(710,770)
Other	(2,015)	(5,081)
Total revenue	(1,209,445)	(1,003,715)	(753,331)
Intersegment eliminations | Goods or services transferred over time
Disclosure of revenue
Telecommunication services	(216,417)	(280,026)	(379,595)
Revenue from financial operation	(37,539)	(84,473)	(74,013)
Other	(5,213,732)	(2,489,633)	(2,659,883)
Total revenue	(5,467,688)	(2,854,132)	(3,113,491)
Intersegment eliminations | Turkcell Turkiye
Disclosure of revenue
Total revenue	(1,146,421)	(1,315,189)	(1,225,601)
Intersegment eliminations | Techfin
Disclosure of revenue
Total revenue	(1,233,763)	(1,068,601)	(784,782)
Intersegment eliminations | Other
Disclosure of revenue
Total revenue	₺ (4,296,949)	₺ (1,474,057)	₺ (1,856,439)